UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            (Read instructions at end of Form before preparing Form)

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1.    Name and address of issuer:

      TILSON INVESTMENT TRUST
      145 EAST 57TH STREET
      SUITE 1100
      NEW YORK, NEW YORK  10022

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2.    The name of each  series or class of  securities  for  which  this Form is filed: (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes.)

      [X]

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3.    Investment Company Act File Number:            811-21606

      Securities Act File Number:                    333-117597

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4(a). Last day of fiscal year for which this Form is filed:

      10/31/05

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4(b). Check box if this Form is being  filed  late (i.e.  more than 90  calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

      [  ]

      Note: If Form is being filed late, interest must be paid on the registration fee due.

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4(c). Check box if this is the last time issuer will be filing this Form.

      [  ]

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5.    Calculation of registration fee.

(i)   Aggregate sale price of securities sold during         $      10,134,795
      the fiscal year pursuant to Section 24(f):             _________________


(ii)  Aggregate price of securities  redeemed or    $         96,702
      repurchased during the fiscal year:           _________________


(iii) Aggregate  price of  securities  redeemed or
      repurchased during any prior fiscal year
      ending no earlier than October 11, 1995 that
      were not previously used to reduce            $              0
      registration fees payable to the Commission:  _________________


(iv)  Total available redemption credits                     $          96,702
      [add Items 5(ii) and 5(iii):                           _________________


(v)   Net Sales--if Item 5(i) is greater than Item 5(iv)     $      10,038,093
      [subtract Item 5(iv) from  Item 5(i)]:                 _________________


(vi)  Redemption credits available for use in future
      years- if Item 5(i) is less than 5(iv)[subtract        $               0
      Item 5(iv) from Item 5(i)]:                            _________________

(vii) Multiplier for determining registration fee X                   0.000107
      (See Instruction C.9):                                 _________________


(viii)Registration  fee due  [multiply  Item 5(v) by =       $        1,074.08
      Item  5(vii)](enter "0" if no fee is due):             =================

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6.   Prepaid Shares.

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:___n/a____. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:___n/a_____.

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7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                 +           $            0.00
                                                             _________________

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8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:

                                                 =           $        1,074.08
                                                             =================


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9.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository:

     01/27/06

     Method of Delivery:

               |X|      Wire Transfer (CIK 0001295908)

               |_|      Mail or other means

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SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By: (Signature and Title)*  /s/ Julian G. Winters
                           _____________________________________

                           Julian G. Winters       Secretary
                           _____________________________________


Date:    January 27, 2006
         _________________



* Please print the name and title of the signing officer below the signature.